Basic Materials Fund Investment Objectives and Goals - Investor Class and Class H [Member] - Basic Materials Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Basic Materials Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Basic Materials Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).